Share-based payments (Details)	12 Months Ended
	Mar. 31, 2020 ₨ / shares	Mar. 31, 2019 ₨ / shares	Mar. 31, 2018 ₨ / shares
Disclosure of Share-based payments [Abstract]
Number of options, Opening balance	4,588,300	5,180,440	5,837,400
Number of options, Granted during the year	7,220,000	335,000	150,000
Number of options, Forfeited during the year	(673,300)	(467,440)	(653,100)
Number of options, Expired during the year	0	0	0
Number of options, Exercised during the year	(78,900)	(459,700)	(153,860)
Number of options, Closing balance	11,056,100	4,588,300	5,180,440
Number of options, Exercisable at the end of the year	4,281,090	4,441,848	4,340,070
Weighted average exercise price, Opening balance	₨ 78.84	₨ 78.79	₨ 73.55
Weighted average exercise price, Granted during the year	89.55	115.79	146.23
Weighted average exercise price, Forfeited during the year	67.55	79.10	79.10
Weighted average exercise price, Expired during the year	0	0	0
Weighted average exercise price, Exercised during the year	67.55	79.10	79.10
Weighted average exercise price, Closing balance	70.90	78.84	78.79
Weighted average exercise price, Exercisable at the end of the year	₨ 77.92	₨ 78.28	₨ 79.00